                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                        Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Value Fund

 Schedule of Investments 8/31/17 (unaudited)

 Shares

 Value

 UNAFFILIATED INVESTMENTS - 98.7%

 COMMON STOCKS - 97.2%

 Energy - 3.1%

 Integrated Oil & Gas - 3.1%

 95,300

 Royal Dutch Shell Plc

 $

 2,626,278

 54,300

 TOTAL SA

 2,808,948

 $

 5,435,226

 Total Energy

 $

 5,435,226

 Materials - 7.2%

 Diversified Chemicals - 1.3%

 23,300

 BASF SE

 $

 2,257,344

 Specialty Chemicals - 1.9%

 65,882

 Croda International Plc

 $

 3,272,175

 Construction Materials - 0.5%

 23,900

 CRH Plc

 $

 838,545

 Paper Packaging - 3.5%

 242,300

 Amcor, Ltd.

 $

 3,113,597

 103,000

 Smurfit Kappa Group Plc

 3,148,088

 $

 6,261,685

 Total Materials

 $

 12,629,749

 Capital Goods - 15.2%

 Aerospace & Defense - 2.8%

 407,600

 BAE Systems Plc

 $

 3,200,953

 15,700

 Thales SA

 1,739,227

 $

 4,940,180

 Building Products - 4.1%

 32,700

 Daikin Industries, Ltd.

 $

 3,275,184

 100,800

 Kingspan Group Plc

 3,899,859

 $

 7,175,043

 Electrical Components & Equipment - 3.6%

 110,900

 ABB, Ltd.

 $

 2,567,416

 46,100

 Schneider Electric SE

 3,720,130

 $

 6,287,546

 Heavy Electrical Equipment - 1.4%

 165,700

 Mitsubishi Electric Corp.

 $

 2,458,093

 Industrial Conglomerates - 1.8%

 24,900

 Siemens AG

 $

 3,255,095

 Agricultural & Farm Machinery - 1.5%

 151,100

 Kubota Corp.

 $

 2,629,318

 Total Capital Goods

 $

 26,745,275

 Automobiles & Components - 1.4%

 Auto Parts & Equipment - 1.4%

 37,600

 Valeo SA

 $

 2,516,989

 Total Automobiles & Components

 $

 2,516,989

 Consumer Durables & Apparel - 5.3%

 Consumer Electronics - 1.1%

 147,300

 Panasonic Corp.

 $

 1,967,661

 Homebuilding - 4.2%

 1,225,368

 Cairn Homes Plc

 $

 2,512,536

 87,100

 Persimmon Plc

 2,996,804

 97,200

 Sekisui Chemical Co., Ltd.

 1,815,330

 $

 7,324,670

 Total Consumer Durables & Apparel

 $

 9,292,331

 Consumer Services - 3.1%

 Hotels, Resorts & Cruise Lines - 1.5%

 38,900

 Carnival Plc

 $

 2,706,424

 Restaurants - 1.6%

 57,400

 Whitbread Plc

 $

 2,788,639

 Total Consumer Services

 $

 5,495,063

 Media - 2.0%

 Advertising - 1.1%

 30,000

 Publicis Groupe SA

 $

 2,026,190

 Broadcasting - 0.9%

 735,700

 ITV Plc

 $

 1,509,718

 Total Media

 $

 3,535,908

 Food & Staples Retailing - 2.6%

 Drug Retail - 1.5%

 62,800

 Sundrug Co., Ltd.

 $

 2,613,642

 Food Retail - 1.1%

 49,200

 Seven & i Holdings Co, Ltd.

 $

 1,955,095

 Total Food & Staples Retailing

 $

 4,568,737

 Food, Beverage & Tobacco - 3.7%

 Packaged Foods & Meats - 3.7%

 15,900

 Danone SA

 $

 1,253,031

 29,300

 Kerry Group Plc

 2,718,481

 29,600

 Nestle SA

 2,509,886

 $

 6,481,398

 Total Food, Beverage & Tobacco

 $

 6,481,398

 Household & Personal Products - 5.5%

 Household Products - 1.4%

 20,900

 Henkel AG & Co. KGaA

 $

 2,529,272

 Personal Products - 4.1%

 14,400

 L'Oreal SA

 $

 3,043,590

 68,400

 Unilever NV

 4,073,967

 $

 7,117,557

 Total Household & Personal Products

 $

 9,646,829

 Health Care Equipment & Services - 3.4%

 Health Care Supplies - 1.9%

 57,700

 Hoya Corp.

 $

 3,322,381

 Health Care Services - 1.5%

 31,200

 Fresenius SE & Co. KGaA

 $

 2,640,396

 Total Health Care Equipment & Services

 $

 5,962,777

 Pharmaceuticals, Biotechnology & Life Sciences - 5.7%

 Biotechnology - 1.4%

 47,700

 Shire Plc

 $

 2,375,118

 Pharmaceuticals - 3.4%

 33,800

 Novartis AG

 $

 2,848,315

 12,606

 Roche Holding AG

 3,210,359

 $

 6,058,674

 Life Sciences Tools & Services - 0.9%

 19,600

 Gerresheimer AG

 $

 1,545,099

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,978,891

 Banks - 7.7%

 Diversified Banks - 7.7%

 523,800

 Aldermore Group Plc

 $

 1,527,326

 643,100

 Barclays Plc

 1,590,571

 53,300

 BNP Paribas SA

 4,059,012

 178,400

 ING Groep NV

 3,168,785

 121,400

 Swedbank AB

 3,283,001

 $

 13,628,695

 Total Banks

 $

 13,628,695

 Diversified Financials - 3.3%

 Diversified Capital Markets - 1.2%

 130,000

 UBS Group AG

 $

 2,142,587

 Financial Exchanges & Data - 2.1%

 63,600

 Euronext NV

 $

 3,655,659

 Total Diversified Financials

 $

 5,798,246

 Insurance - 5.1%

 Multi-line Insurance - 5.1%

 8,900

 Allianz SE *

 $

 1,904,048

 127,300

 AXA SA

 3,696,023

 11,500

 Zurich Insurance Group AG

 3,440,045

 $

 9,040,116

 Total Insurance

 $

 9,040,116

 Software & Services - 1.8%

 IT Consulting & Other Services - 0.7%

 90,690

 HCL Technologies, Ltd.

 $

 1,212,564

 Application Software - 1.1%

 20,000

 Temenos Group AG

 $

 1,975,177

 Total Software & Services

 $

 3,187,741

 Technology Hardware & Equipment - 5.1%

 Communications Equipment - 0.5%

 349,000

 Accton Technology Corp.

 $

 918,630

 Technology Hardware, Storage & Peripherals - 1.4%

 1,200

 Samsung Electronics Co., Ltd.

 $

 2,488,119

 Electronic Equipment Manufacturers - 1.9%

 6,400

 Keyence Corp.

 $

 3,338,656

 Electronic Components - 1.3%

 77,300

 Yaskawa Electric Corp.

 $

 2,346,140

 Total Technology Hardware & Equipment

 $

 9,091,545

 Semiconductors & Semiconductor Equipment - 4.0%

 Semiconductor Equipment - 1.5%

 17,900

 Tokyo Electron, Ltd.

 $

 2,543,693

 Semiconductors - 2.5%

 97,700

 Infineon Technologies AG

 $

 2,253,292

 306,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 2,206,932

 $

 4,460,224

 Total Semiconductors & Semiconductor Equipment

 $

 7,003,917

 Telecommunication Services - 3.5%

 Integrated Telecommunication Services - 2.2%

 35,500

 Nippon Telegraph & Telephone Corp.

 $

 1,767,538

 119,100

 Orange SA

 2,025,393

 $

 3,792,931

 Wireless Telecommunication Services - 1.3%

 86,000

 KDDI Corp.

 $

 2,322,757

 Total Telecommunication Services

 $

 6,115,688

 Utilities - 1.2%

 Electric Utilities - 1.2%

 112,600

 SSE Plc

 $

 2,074,606

 Total Utilities

 $

 2,074,606

 Real Estate - 7.3%

 Diversified REIT - 1.6%

 1,665,215

 Hibernia Real Estate Investment Trust plc

 $

 2,814,365

 Diversified REIT - 1.5%

 189,000

 Merlin Properties Socimi SA

 $

 2,604,151

 Office REIT - 0.5%

 507,700

 Hibernia Real Estate Investment Trust plc *

 $

 862,919

 Real Estate Operating Companies - 3.7%

 101,200

 Grand City Properties SA

 $

 2,206,826

 555,900

 Ichigo, Inc.

 1,797,391

 59,299

 Vonovia SE *

 2,506,036

 $

 6,510,253

 Total Real Estate

 $

 12,791,688

 TOTAL COMMON STOCKS

 (Cost $140,186,275)

 $

 171,021,415

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%

 2,190,000

 U.S. Treasury Bills, 9/28/17 (c)

 $

 2,188,472

 435,000

 U.S. Treasury Bills, 9/7/17 (c)

 434,936

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $2,623,401)

 $

 2,623,408

 TOTAL INVESTMENT IN UNAFFILIATED SECURITIES - 98.7%

 (Cost $142,809,676) (b)

 $

 173,644,823

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 2,258,561

 TOTAL NET ASSETS - 100.0%

 $

 175,903,384

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (b)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 19.7

  %

 France

 15.4

 United Kingdom

 15.3

 Germany

 10.9

 Switzerland

 10.8

 Ireland

 9.7

 Netherlands

 6.3

 Sweden

 1.9

 Australia

 1.8

 Taiwan

 1.8

 United States

 1.5

 Spain

 1.5

 South Korea

 1.4

 Luxembourg

 1.3

 India

 0.7

 100.0

  %

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of August 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
-

$
171,021,415

$
-

$
171,021,415

 U.S. Government and Agency Obligations

-

2,623,408

-

2,623,408

 Total

$
-

$
173,644,823

$
-

$
173,644,823

 * Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 During the period ended August 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VIII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date October 27, 2017 * Print the name and title of each signing officer under his or her signature.